Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares not subject to outstanding awards
Amount Registered | shares	3,750,109
Proposed Maximum Offering Price per Unit	6.59
Maximum Aggregate Offering Price	$ 24,713,218.31
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,150.05
Offering Note	Pursuant to Rule 416(a) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), this registration statement also covers an indeterminate number of additional common shares, no par value ("Shares"), of Eupraxia Pharmaceuticals Inc. (the "Company") that may be offered and issued to prevent dilution resulting from share splits, share dividends, recapitalizations, mergers, reorganizations or similar transactions as provided in the Company's 2025 Omnibus Incentive Plan (the "Plan"). Represents Shares to be issued pursuant to future awards under the Plan. Calculated in accordance with Rule 457(c) and (h) under the U.S. Securities Act based on the average of the high and low prices for the Shares reported on the Nasdaq Capital Market on November 5, 2026, which was $6.59 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares subject to outstanding options
Amount Registered | shares	576,431
Proposed Maximum Offering Price per Unit	6.63
Maximum Aggregate Offering Price	$ 3,821,737.53
Fee Rate	0.0087%
Amount of Registration Fee	$ 332.49
Offering Note	Represents Shares that may be issued upon the exercise of outstanding options granted under the Plan. Based on weighted average exercise price of CAD$9.28 of options granted under the Plan outstanding as of November 5, 2026. On November 5, 2026, the Bank of Canada average daily rate of exchange was $1.00 = CAD$1.3989.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares subject to outstanding restricted share units
Amount Registered | shares	26,250
Proposed Maximum Offering Price per Unit	6.59
Maximum Aggregate Offering Price	$ 172,987.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 15.05
Offering Note	Represents Shares that may be issued upon the vesting and settlement of outstanding restricted share units granted under the Plan. Calculated in accordance with Rule 457(c) and (h) under the U.S. Securities Act based on the average of the high and low prices for the Shares reported on the Nasdaq Capital Market on November 5, 2026, which was $6.59 per share.